CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenues	$ 252,288	$ 278,077
Mine operating costs
Cost of sales	159,265	149,281
Depletion, depreciation and amortization	77,045	79,593
Mine operating costs	236,310	228,874
Mine operating earnings	15,978	49,203
General and administrative expenses	17,493	17,747
Share-based payments	8,295	4,403
Impairment of non-current assets	65,500	0
Foreign exchange gain	(4,314)	(1,192)
Operating earnings (loss)	(70,996)	28,245
Investment and other income (loss)	(34)	5,209
Finance costs	(4,271)	(7,963)
Earnings (loss) before income taxes	(75,301)	25,491
Income taxes
Current income tax expense	7,177	8,346
Deferred income tax expense (recovery)	(29,206)	8,544
Income Tax Expense, Continuing Operations	(22,029)	16,890
Net earnings (loss) for the year	$ (53,272)	$ 8,601
Earnings (loss) per common share
Basic	$ (0.32)	$ 0.05
Diluted	$ (0.32)	$ 0.05
Weighted average shares outstanding
Basic	165,293,893	160,874,038
Diluted	165,293,893	164,257,563